Tax matters - Tax recognized in consolidated equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	$ 264	$ 462	$ (64)
Measurement of Financial assets at fair value through other comprehensive income	(1,056)	(980)	371
Measurement of Financial derivatives (Cash flow hedge)	126	(6)	276
Paid interests on Subordinated Additional Tier I Capital Notes	290	255	254
Income tax from sale of the Custody business			255
Tax recognized in consolidated equity	(376)	(269)	1,092
Debt instruments.
Net tax credited/(charged) to consolidated total equity:
Measurement of Financial assets at fair value through other comprehensive income	$ (1,056)	$ (980)	$ 371